Stock-Based Compensation - Summary of Restricted Stock Unit Activity and Performance Stock Units (Details)	12 Months Ended
Jan. 01, 2023 shares
RSUs
Number of Shares Outstanding
Outstanding, beginning balance (in shares)	1,206,000,000
Granted (in shares)	475,000,000
Issued (in shares)	(364,000,000)
Canceled/forfeited/adjusted (in shares)	(87,000,000)
Outstanding, ending balance (in shares)	1,230,000,000
PSUs
Number of Shares Outstanding
Outstanding, beginning balance (in shares)	198,000,000
Granted (in shares)	85,000,000
Issued (in shares)	(28,000,000)
Canceled/forfeited/adjusted (in shares)	(34,000,000)
Outstanding, ending balance (in shares)	221,000,000